Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of basic earnings per share

	2025	2024	2023
Profit attributable to the Parent	12,766,035	13,365,506	9,449,313

Earnings per share (in Reais BRL)
Basic Profit per 1,000 shares (in Reais - BRL)
Common shares	1,629.22	1,708.02	1,208.83
Preferred shares	1,792.14	1,878.82	1,329.71
Net Profit attributable - Basic (in Reais BRL)
Common shares	6,197,567	6,488,760	4,587,598
Preferred shares	6,568,468	6,876,746	4,861,715

Weighted average shares outstanding (in thousands) - Basic
Common shares	3,804,009	3,799,003	3,795,082
Preferred shares	3,665,150	3,660,144	3,656,223

Schedule of diluted earning per share

	2025	2024	2023
Profit attributable to the Parent	12,766,035	13,365,506	9,449,313

Earnings per share (in Reais - BRL)
Diluted earnings per 1,000 shares (in Reais - BRL)
Common shares	1,602.61	1,688.90	1,121.49
Preferred shares	1,762.87	1,878.82	1,329.71
Net Profit attributable - Basic (in Reais - BRL)
Common shares	6,304,861	6,565,712	4,938,874
Preferred shares	6,461,174	6,799,794	4,510,439

Weighted average shares outstanding (in thousand) - Diluted
Common shares	3,934,128	3,887,558	4,403,869
Preferred shares	3,665,150	3,660,144	3,656,223